Note 8 - Debt and Credit Facilities (Details) - Debt Schedule (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Short-term debt
Weighted average interest rate		[1]	4.60%	[1]
Outstanding			$ 226
Long-term debt - excluding current portion
Outstanding	3,813		3,327
Total debt	4,984		4,930
Commercial Paper [Member] | AGL Capital [Member]
Short-term debt
Maturity Date	2014	[2]
Weighted average interest rate	0.40%	[1],[2]	0.50%	[1],[2]
Outstanding	857	[2]	1,063	[2]
Long-term debt - excluding current portion
Maturity Date	2014	[2]
Commercial Paper [Member] | Nicor Gas [Member]
Short-term debt
Maturity Date	2014	[2]
Weighted average interest rate	0.30%	[1],[2]	0.40%	[1],[2]
Outstanding	314	[2]	314	[2]
Long-term debt - excluding current portion
Maturity Date	2014	[2]
Commercial Paper [Member]
Short-term debt
Weighted average interest rate	0.40%	[1]	0.50%	[1]
Outstanding	1,171		1,377
Commercial Paper [Member] | Minimum [Member] | AGL Capital [Member]
Short-term debt
Maturity Date		[2]
Long-term debt - excluding current portion
Maturity Date		[2]
Commercial Paper [Member] | Minimum [Member] | Nicor Gas [Member]
Short-term debt
Maturity Date		[2]
Long-term debt - excluding current portion
Maturity Date		[2]
Commercial Paper [Member] | Maximum [Member] | AGL Capital [Member]
Short-term debt
Maturity Date		[2]
Long-term debt - excluding current portion
Maturity Date		[2]
Commercial Paper [Member] | Maximum [Member] | Nicor Gas [Member]
Short-term debt
Maturity Date		[2]
Long-term debt - excluding current portion
Maturity Date		[2]
Current Portion Long-Term Debt [Member]
Short-term debt
Maturity Date	n/a
Weighted average interest rate		[1]	4.60%	[1]
Outstanding			225
Long-term debt - excluding current portion
Maturity Date	n/a
Current Portion of Capital Leases [Member]
Short-term debt
Maturity Date	n/a
Weighted average interest rate		[1]	4.90%	[1]
Outstanding			1
Long-term debt - excluding current portion
Maturity Date	n/a
Senior Notes [Member]
Long-term debt - excluding current portion
Weighted average interest rate	5.00%	[1]	5.10%	[1]
Outstanding	2,825		2,325
Senior Notes [Member] | Minimum [Member]
Short-term debt
Maturity Date	2015
Long-term debt - excluding current portion
Maturity Date	2015
Senior Notes [Member] | Maximum [Member]
Short-term debt
Maturity Date	2043
Long-term debt - excluding current portion
Maturity Date	2043
First Mortgage Bonds [Member]
Long-term debt - excluding current portion
Weighted average interest rate	5.60%	[1]	5.60%	[1]
Outstanding	500		500
First Mortgage Bonds [Member] | Minimum [Member]
Short-term debt
Maturity Date	2016
Long-term debt - excluding current portion
Maturity Date	2016
First Mortgage Bonds [Member] | Maximum [Member]
Short-term debt
Maturity Date	2038
Long-term debt - excluding current portion
Maturity Date	2038
Gas Facility Revenue Bonds [Member]
Long-term debt - excluding current portion
Weighted average interest rate	1.00%	[1]	1.20%	[1]
Outstanding	200		200
Gas Facility Revenue Bonds [Member] | Minimum [Member]
Short-term debt
Maturity Date	2022
Long-term debt - excluding current portion
Maturity Date	2022
Gas Facility Revenue Bonds [Member] | Maximum [Member]
Short-term debt
Maturity Date	2033
Long-term debt - excluding current portion
Maturity Date	2033
Medium-term Notes [Member]
Long-term debt - excluding current portion
Weighted average interest rate	7.80%	[1]	7.80%	[1]
Outstanding	181		181
Medium-term Notes [Member] | Minimum [Member]
Short-term debt
Maturity Date	2017
Long-term debt - excluding current portion
Maturity Date	2017
Medium-term Notes [Member] | Maximum [Member]
Short-term debt
Maturity Date	2027
Long-term debt - excluding current portion
Maturity Date	2027
Long-Term Debt Principal [Member]
Long-term debt - excluding current portion
Weighted average interest rate	4.90%	[1]	5.00%	[1]
Outstanding	3,706		3,206
Long-Term Debt Fair Value Adjustment [Member]
Short-term debt
Maturity Date		[3]
Long-term debt - excluding current portion
Maturity Date		[3]
Weighted average interest rate		[1],[3]		[1],[3]
Outstanding	91	[3]	103	[3]
Long-Term Debt Fair Value Adjustment [Member] | Minimum [Member]
Short-term debt
Maturity Date	2016	[3]
Long-term debt - excluding current portion
Maturity Date	2016	[3]
Long-Term Debt Fair Value Adjustment [Member] | Maximum [Member]
Short-term debt
Maturity Date	2038	[3]
Long-term debt - excluding current portion
Maturity Date	2038	[3]
Unamortized Debt Premium Discount Net [Member]
Short-term debt
Maturity Date	n/a
Long-term debt - excluding current portion
Maturity Date	n/a
Weighted average interest rate		[1]		[1]
Outstanding	16		18
Long-Term Debt Non-Principal [Member]
Long-term debt - excluding current portion
Weighted average interest rate		[1]		[1]
Outstanding	$ 107		$ 121

[1]	Interest rates are calculated based on the daily weighted average balance outstanding for the 12 months ended December 31, 2013 and 2012.
[2]	As of December 31, 2013, the effective interest rates on our commercial paper borrowings were 0.4% for AGL Capital and 0.3% for Nicor Gas.
[3]	See Note 4 for additional information on our fair value measurements.